Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Summary of Inventories Explanatory

Inventories are specified below:

	2024	2023
	(EUR’000)
Inventories
Raw materials and consumables	17,596	18,566
Work in progress	235,688	171,030
Finished goods	42,325	19,335
Total inventories	295,609	208,931